Non-trading securities - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Non-trading debt securities [Line Items]
Total proceeds received from disposals	¥ 257,000	¥ 235,000	¥ 674,000	¥ 503,000
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Non-trading securities disposed		8,683		14,398
Non-trading securities realized gains		274		393
Non-trading securities realized losses		365		365
Total proceeds received from disposals		8,592		14,426
Other-than-temporary impairment losses recognized for non-trading equity securities		19		19
Credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities				¥ 29